Inventories (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 31.2	$ 37.5	$ 35.3
Goods in process	55.5	48.1	43.6
Finished goods	43.7	42.5	51.6
Total inventories	$ 130.4	$ 128.1	$ 130.5